Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Rental Commitments

	Bandwidth leasing (in thousands)	Fees for office rental and property management (in thousands)	Fees for operating rights of licensed games in development (in thousands)	Interest payment commitment (in thousands)	Others (in thousands)
2019	$2,303	$2,088	$585	$8,419	$240
2020	72	774	—	8,419	—
2021 and thereafter	—	—	—	7,062	—

Total minimum payments required	$2,375	$2,862	$585	$23,900	$240

Future Capital Commitments

	Expenditures for rights to titles and characters for games in development (in thousands)	Expenditures for operating rights of licensed games with technological feasibility (in thousands)	Pre-film advertising slot rights (in thousands)
2019	$6,990	$19,475	$56,396
2020	725	1,098	40,579
2021 and thereafter	—	—	28,186

Total minimum payments required	$7,715	$20,573	$125,161